CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Preferred Shares | Convertible Preferred Shares | Series C preferred warrants
Increase (Decrease) in Temporary Equity
Exercise of Preferred Share Warrants		$ 3,516,000
Exercise of Preferred Share Warrants (in shares)		539,627
Preferred Shares | Convertible Preferred Shares | Previously Reported
Increase (Decrease) in Temporary Equity
Balance at the beginning of period		$ 206,969,000		$ 106,226,000	$ 206,969,000	$ 106,226,000	$ 106,226,000
Balance at the beginning of period (in shares)		183,565,242		125,343,885	183,565,242	125,343,885	125,343,885
Balance at the end of period							$ 206,969,000
Balance at the end of period (in shares)							183,565,242
Preferred Shares | Convertible Preferred Shares | Recapitalization
Increase (Decrease) in Temporary Equity
Balance at the beginning of period				$ (96,744,873)		$ (96,744,873)	$ (96,744,873)
Balance at the beginning of period (in shares)		(141,682,189)			(141,682,189)
Balance at the end of period
Balance at the end of period (in shares)							(141,682,189)
Preferred Shares | Convertible Preferred Shares
Increase (Decrease) in Temporary Equity
Balance at the beginning of period		$ 206,969,000	$ 106,226,000	$ 106,226,000	$ 206,969,000	$ 106,226,000	$ 106,226,000
Balance at the beginning of period (in shares)		41,883,053	28,599,012	28,599,012	41,883,053	28,599,012	28,599,012
Issuance of Series D Preferred Shares			$ 99,860,000
Issuance of Series D Preferred Shares (in shares)			13,149,933
Issuance of Series C Preferred Shares per Warrants exercise			$ 890,000
Issuance of Series C Preferred Shares per Warrants exercise (in shares)			134,108
Preferred stock conversion		$ (210,485,000)
Preferred stock conversion (in shares)		(42,422,680)
Balance at the end of period			$ 206,976,000	$ 106,226,000		$ 206,976,000	$ 206,969,000
Balance at the end of period (in shares)			41,883,053	28,599,012		41,883,053	41,883,053
Ordinary Shares [Member] | Previously Reported
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period (in shares)		60,764,711		51,107,130	60,764,711	51,107,130	51,107,130
Balance at the end of period (in shares)							60,764,711
Ordinary Shares [Member] | Recapitalization
Increase (Decrease) in Temporary Equity
Balance at the beginning of period				$ 117,000		$ 117,000	$ 117,000
Balance at the end of period
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period		$ 139,000			$ 139,000
Balance at the beginning of period (in shares)		(46,900,367)		(39,446,303)	(46,900,367)	(39,446,303)	(39,446,303)
Balance at the end of period							$ 139,000
Balance at the end of period (in shares)							(46,900,367)
Ordinary Shares [Member]
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	$ 664,000	$ 139,000	$ 139,000	$ 117,000	$ 139,000	$ 117,000	$ 117,000
Balance at the beginning of period (in shares)	66,483,192	13,864,344	13,864,344	11,660,827	13,864,344	11,660,827	11,660,827
Exercise of share options	$ 4,000	$ 8,000		$ 22,000
Exercise of share options (in shares)	389,593	844,350		2,203,517
Issuance of Ordinary Shares as consideration for CubeWerx and Sector 42 acquisition		$ 5,000
Issuance of Ordinary Shares as consideration for CubeWerx and Sector 42 acquisition		539,233
Preferred stock conversion		$ 424,000
Preferred stock conversion (in shares)		42,422,680
Issuance of Ordinary Shares upon Business Combination including PIPE financing		$ 88,000
Issuance of Ordinary Shares upon Business Combination including PIPE financing (in shares)		8,812,585
Balance at the end of period	$ 668,000	$ 664,000	$ 139,000	$ 139,000	$ 668,000	$ 139,000	$ 139,000
Balance at the end of period (in shares)	66,872,785	66,483,192	13,864,344	13,864,344	66,872,785	13,864,344	13,864,344
Additional Paid-In Capital | Previously Reported
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period		$ 11,482,000		$ 6,440,000	$ 11,482,000	$ 6,440,000	$ 6,440,000
Balance at the end of period							11,482,000
Additional Paid-In Capital | Recapitalization
Increase (Decrease) in Temporary Equity
Balance at the beginning of period				(117,000)		(117,000)	(117,000)
Balance at the end of period
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period		(139,000)			(139,000)
Balance at the end of period							(139,000)
Additional Paid-In Capital
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	$ 211,465,000	11,343,000	$ 7,375,000	6,323,000	11,343,000	6,323,000	6,323,000
Exercise of share options	210,000	176,000	58,000	923,000
Adjustment to deferred offering costs	337,000
Issuance of Ordinary Shares as consideration for CubeWerx and Sector 42 acquisition		(5,000)
Preferred stock conversion		210,061,000
Issuance of Ordinary Shares upon Business Combination including PIPE financing		(10,726,000)
Share-based compensation	241,000	616,000	99,000	129,000
Balance at the end of period	212,253,000	211,465,000	7,532,000	7,375,000	212,253,000	7,532,000	11,343,000
Accumulated Other Comprehensive Income (Loss) | Previously Reported
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period		(9,305,000)		(7,477,000)	(9,305,000)	(7,477,000)	(7,477,000)
Balance at the end of period							(9,305,000)
Accumulated Other Comprehensive Income (Loss)
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	(9,595,000)	(9,305,000)	(6,873,000)	(7,477,000)	(9,305,000)	(7,477,000)	(7,477,000)
Other comprehensive income (loss)	(1,220,000)	(290,000)	(372,000)	604,000
Balance at the end of period	(10,815,000)	(9,595,000)	(7,245,000)	(6,873,000)	(10,815,000)	(7,245,000)	(9,305,000)
Accumulated Deficit | Previously Reported
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period		(197,523,000)		(150,020,000)	(197,523,000)	(150,020,000)	(150,020,000)
Balance at the end of period							(197,523,000)
Accumulated Deficit
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	(210,219,000)	(197,523,000)	(161,900,000)	(150,020,000)	(197,523,000)	(150,020,000)	(150,020,000)
Net loss	(11,850,000)	(12,696,000)	(14,527,000)	(11,880,000)
Balance at the end of period	$ (222,069,000)	(210,219,000)	(176,427,000)	(161,900,000)	(222,069,000)	(176,427,000)	(197,523,000)
Previously Reported
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period		(195,346,000)		$ (151,057,000)	(195,346,000)	$ (151,057,000)	(151,057,000)
Balance at the end of period							$ (195,346,000)
Balance at the beginning of period		$ 206,969,000			$ 206,969,000
Balance at the beginning of period (in shares)	0	41,883,053		125,343,885	41,883,053	125,343,885	125,343,885
Balance at the end of period							$ 206,969,000
Balance at the end of period (in shares)	0	0			0		41,883,053
Balance at the beginning of period	$ (7,685,000)	$ (195,346,000)	(161,259,000)	$ (151,057,000)	$ (195,346,000)	$ (151,057,000)	$ (151,057,000)
Exercise of share options	214,000	184,000	58,000	945,000
Exercise of share options (in shares)					1,233,943
Adjustment to deferred offering costs	337,000
Preferred stock conversion		210,485,000
Issuance of Ordinary Shares upon Business Combination including PIPE financing		(10,638,000)
Share-based compensation	241,000	616,000	99,000	129,000
Other comprehensive income (loss)	(1,220,000)	(290,000)	(372,000)	604,000
Net loss	(11,850,000)	(12,696,000)	(14,527,000)	(11,880,000)	$ (24,546,000)	(26,407,000)
Balance at the end of period	$ (19,963,000)	$ (7,685,000)	$ (176,001,000)	$ (161,259,000)	$ (19,963,000)	$ (176,001,000)	$ (195,346,000)